                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-08365

                       EVERGREEN SELECT FIXED INCOME TRUST

_____________________________________________________________________________

               Exact name of registrant as specified in charter)

                               200 Berkeley Street

                        Boston, Massachusetts 02116-5034

  _____________________________________________________________________________

                    (Address of principal executive offices)

                          The Corporation Trust Company

                              1209 Orange Street

                           Wilmington, Delaware 19801

  _____________________________________________________________________________

                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:   4/30, 5/31, 6/30, 10/31

Date of reporting period:  7/1/2004 - 6/30/2005


ITEM 1. PROXY VOTING RECORD

        The following are series of Evergreen Select Fixed Income Trust

(the "Registrant"):

  Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)

        Evergreen Core Bond Fund

        Evergreen Strategic Core Bond Portfolio

        Evergreen Select High Yield Bond Fund

  Evergreen National Municipal Bond Funds (FYE 5/31)

        Evergreen Intermediate Municipal Bond Fund

  Evergreen Short and Intermediate Term Bond Funds (FYE 6/30)

        Evergreen Adjustable Rate Fund

        Evergreen Limited Duration Fund

        Evergreen Short Intermediate Bond Fund

  Evergreen Global and International Funds (FYE 10/31)

        Evergreen International Bond Fund

The following series of the Registrant held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, has no proxy votes to report:

        Evergreen Strategic Core Bond Portfolio

        Evergreen Select High Yield Bond Fund

         Evergreen Intermediate Municipal Bond Fund

      Evergreen Adjustable Rate Fund

        Evergreen Limited Duration Fund

        Evergreen Short Intermediate Bond Fund

      Evergreen International Bond Fund

  The following is the proxy voting record for each series within

Evergreen Select Fixed Income Trust which has a proxy voting record during the reporting period:

    ******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08365

Reporting Period: 07/01/2004 - 06/30/2005

Evergreen Select Fixed Income Trust

================================ CORE BOND FUND ================================

BLACKROCK INCOME OPPORTUNITY TRUST., THE

Ticker:       BNA            Security ID:  092475102

Meeting Date: MAY 26, 2005   Meeting Type: Annual

Record Date:  FEB 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect  Director Richard E. Cavanagh       For       For        Management

1.2   Elect  Director Kathleen F. Feldstein     For       For        Management

1.3   Elect  Director R. Glenn Hubbard          For       For        Management

1.4   Elect  Director J. Clayburn La Force Jr   For       For        Management

--------------------------------------------------------------------------------

MFS GOVERNMENT MARKETS INCOME TRUST

Ticker:       MGF            Security ID:  552939100

Meeting Date: MAR 23, 2005   Meeting Type: Annual

Record Date:  JAN 18, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect  Trustee Lawrence H. Cohn, M.D.     For       For        Management

1.2   Elect  Trustee David H. Gunning           For       For        Management

1.3   Elect  Trustee William R. Gutow           For       For        Management

1.4   Elect  Trustee Michael Hegarty            For       For        Management

1.5   Elect  Trustee J. Atwood Ives             For       For        Management

1.6   Elect  Trustee Amy B. Lane                For       For        Management

1.7   Elect  Trustee Robert J. Manning          For       For        Management

1.8   Elect  Trustee Lawrence T. Perera         For       For        Management

1.9   Elect  Trustee Robert C. Pozen            For       For        Management

1.10  Elect  Trustee J. Dale Sherratt           For       For        Management

1.11  Elect  Trustee Laurie J. Thomsen          For       For        Management

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MFS GOVERNMENT MARKETS INCOME TRUST

Ticker:       MGF             Security ID:  552939100

Meeting Date: OCT 7, 2004    Meeting Type: Annual

Record Date:  AUG 2, 2004

#     Proposal                                   Mgt Rec   Vote Cast  Sponsor

1.1   Elect Trustee Lawrence H. Cohn, M.D.      For       For        Management

1.2   Elect Trustee Robert J. Manning           For       For        Management

1.3   Elect Trustee Lawrence T. Perera           For       For        Management

1.4   Elect Trustee Elaine R. Smith             For       For        Management

2     Ratify Auditors                           For       For        Management

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OPPENHEIMER MULTI-SECTOR INCOME TRUST

Ticker:       OMS            Security ID:  683933105

Meeting Date: JUL 23, 2004   Meeting Type: Annual

Record Date:  MAY 18, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Trustee Robert G. Galli             For       For        Management

1.2   Elect Trustee Kenneth A. Randall          For       For        Management

1.3   Elect Trustee Edward V. Regan             For       For        Management

1.4   Elect Trustee Russell S. Reynolds, Jr     For       For        Management

2     Ratify Auditors                           For       For        Management

========== END NPX REPORT


                                   SIGNATURE

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the

registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN SELECT FIXED INCOME TRUST

                                 By:   /s/ Dennis H. Ferro

                                   ---------------------------------------

                                    Dennis H. Ferro

                                    President

                                         (Chief Executive Officer)

Date: August 30, 2005

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